Interest and Finance Costs	12 Months Ended
Dec. 31, 2023
Interest and Finance Costs [Abstract]
Interest and Finance Costs
14.	Interest and Finance Costs:

Interest and finance costs are analyzed as follows:

	Year ended December 31,
	2023	2022	2021
Interest on long-term debt and other financial liabilities	17,864	11,609	8,766
Interest on finance lease liability	219	-	-
Convertible notes interest expense	178	694	2,067
Amortization of deferred finance costs and debt discounts	2,155	2,575	3,333
Amortization of deferred finance costs and debt discounts (shares issued to third party - non-cash)	86	284	326
Amortization of convertible note beneficial conversion feature (non-cash)	-	-	2,887
Other	192	170	400
Total	20,694	15,332	17,779